Pension Plan	12 Months Ended
Dec. 31, 2011
Pension Plan [Abstract]
Pension Plan

NOTE 7 – PENSION PLAN

          The Trust has a noncontributory defined benefit pension plan that covers all employees. The Trustees are not eligible for pension benefits under the plan based on their services as Trustees. The pension accounting guidance requires employers with pension plans to recognize the funded (or unfunded) status of a plan on the face of the balance sheet. The funded status is determined by comparing the pension plan assets at fair value to the projected (future) benefit obligation.

          A summary of the components of net periodic pension cost and other amounts recognized in other comprehensive income for the years 2011, 2010 and 2009 is as follows:

Net Periodic Pension Cost	2011	2010	2009
Service cost	$279,647	$246,423	$228,934
Interest cost	319,860	318,669	347,550
Expected return on assets	(433,591)	(386,983)	(327,087)
Amortization of net loss	306,348	217,714	266,324
Amortization of prior service cost	17,469	17,469	17,469
Net periodic pension cost	489,733	413,292	533,190

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net loss (gain) arising during the period	678,007	285,325	(265,095)
Amortization of net loss	(306,348)	(217,714)	(266,324)
Amortization of prior service cost	(17,469)	(17,469)	(17,469)
Total loss (gain) recognized in other comprehensive income	354,190	50,142	(548,888)
Total recognized in net periodic pension cost and other comprehensive income	$843,923	$463,434	$(15,698)

          Weighted-average assumptions used in the measurement of the benefit obligation as of December 31 and the net periodic pension cost for the years ended December 31 were:

	2011	2010
Discount rate for benefit obligation	4.15%	4.55%
Discount rate for net periodic pension cost	4.55%	5.05%
Rate of compensation increase	3.50%	3.50%
Expected long-term return on plan assets	7.00%	7.25%

          The determination of the discount rate is based on a high-quality bond yield curve that approximates the expected cash flow payouts of the plan, coupled with a comparison to the Moody's Long-term Corporate Aa Bond Yield. The determination of the rate of compensation increase is based on historical salary adjustment averages and the Trustees' expectations of future increases. The determination of the expected long-term return on plan assets is based on historical returns of the various asset categories included in the plan's portfolio and a consideration of the Trust's termination date.

          The following table sets forth the change in projected benefit obligation:

	2011	2010
Projected benefit obligation at beginning of year	$7,169,552	$6,450,399
Service cost	279,647	246,423
Interest cost	319,860	318,669
Actuarial loss	419,487	439,396
Benefit payments	(285,335)	(285,335)
Projected benefit obligation at end of year	$7,903,211	$7,169,552

          The following table sets forth the change in the fair value of plan assets:

	2011	2010
Fair value of plan assets at beginning of year	$5,820,238	$4,986,680
Contributions by the Trust	551,124	577,839
Actual return on plan assets	175,071	541,054
Benefit payments	(285,335)	(285,335)
Fair value of plan assets at end of year	$6,261,098	$5,820,238

          The following table sets forth the plan's funded status and amounts recognized in the balance sheets shown as Liability for pension benefits as of December 31:

	2011	2010
Accumulated benefit obligation at end of year	$6,012,647	$5,503,848
Effect of future compensation increases	1,890,564	1,665,704
Projected benefit obligation at end of year	7,903,211	7,169,552
Fair value of plan assets at end of year	6,261,098	5,820,238
Unfunded status at end of year	$1,642,113	$1,349,314

          The following table sets forth the amounts recognized in Accumulated other comprehensive loss as of December 31:

	2011	2010
Net loss	$2,390,592	$2,018,933
Prior service cost	52,405	69,874
Accumulated other comprehensive loss	$2,442,997	$2,088,807

          The net loss and prior service cost amounts that will be amortized from Accumulated other comprehensive loss into net periodic pension cost in 2012 are estimated to be $492,391 and $17,469, respectively.

          The future benefit payments from the plan are estimated to be $289,169 for 2012, $273,584 for 2013, $258,770 for 2014, $809,310 for 2015, and $779,800 for 2016. The future benefit payments from the plan for the period 2017 through 2021, inclusive, are estimated to be $3,612,672, in aggregate. The 2012 contribution to the plan is estimated to approximate $570,000, representing the maximum tax-deductible contribution that is recommended pursuant to the Trust's annual actuarial valuation. However, the actual 2012 contribution will not be determined and finalized until after the completion of the plan's annual actuarial valuation, which is performed as of the plan's fiscal year-end, March 31.

          As of September, 2011, the investment policy of the plan is to have up to approximately 50% invested in equity securities (via the S&P 500 Exchange Traded Fund) and the remaining monies invested in fixed income (debt) securities and cash. Prior to September, 2011, the investment policy of the plan was to have up to approximately 55% invested in equity securities (via the S&P 500 Exchange Traded Fund) and the remaining monies invested in fixed income (debt) securities and cash. The equity portfolio strategy is to generate appreciation and growth in the plan's overall value over the long-term with its benchmark being the S&P 500 Index. The debt portfolio strategy is to generate income for the payment of benefits as well as investment diversification with its benchmark being the Barclays Capital Government/Credit Index. The cash portfolio strategy is to provide liquidity for the payment of benefits to current retirees. The fair value measurements are based on quoted prices in active markets for identical assets (Level 1).

          The following table sets forth the plan's weighted-average asset allocations by category as of December 31:

	2011		2010
	Fair Value	%	Fair Value	%
Equity securities	$3,054,602	49%	$3,221,007	55%
Debt securities – U.S. government issues	1,044,798	16	937,925	16
Debt securities – corporate issues	1,864,195	30	1,490,072	26
Cash (money market, accrued income)	297,503	5	171,234	3
Total	$6,261,098	100%	$5,820,238	100%